                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-00802
                                  ---------------------------------------------

                        MAIRS AND POWER GROWTH FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              332 MINNESOTA STREET, SUITE W1520, ST. PAUL, MN 55101
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip Code)

               WILLIAM B. FRELS, PRESIDENT, 332 MINNESOTA STREET,
                         SUITE W1520, ST. PAUL, MN 55101
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   651-222-8478
                                                   ----------------------------

Date of fiscal year end: 12/31/2004
                        --------------------------
Date of reporting period: 06/30/2004
                         -------------------------

Item 1.           Report to Stockholders

                                MAIRS AND POWER
                               GROWTH FUND, INC.


2ND QUARTER REPORT
June 30, 2004 (Unaudited)


W1520 First National Bank Building
332 Minnesota Street
St. Paul, Minnesota 55101
651-222-8478

                                                                 August 19, 2004

TO OUR SHAREHOLDERS:

     Mairs and Power Growth Fund shares had a return of 10.3% for the six month period ending June 30. This compares favorably with returns of 3.5% for the Standard & Poor's 500 Stock Index and 0.8% for the Dow Jones Industrial Average. The average domestic stock fund had a return of 3.8%. Our ten year average return of 18.0% once again placed us on the WALL STREET JOURNAL list of the fifty best performing mutual funds for the past ten years and within that list we ranked tenth among the diversified stock funds. Our fifteen year average annual return of 17.0% ranked 2nd among all diversified stock funds according to a similar study in the July 12th issue of BARRONS.

     One of the Fund's characteristics has been our extremely low portfolio turnover ratio which has averaged 6% over the past five years. According to fund tracker Morningstar, the average actively managed equity fund has a turnover rate of 107%. Another characteristic is the low number of holdings, currently 37, which compares with about 140 for the average equity fund. Various studies have demonstrated that funds which concentrate in a small number of holdings have a tendency to outperform. Morningstar screened the universe of actively managed equity funds over a ten year period and determined that concentrated, low turnover funds overwhelmingly beat their peers in all style categories. FORTUNE magazine, in the August 23rd issue, discusses these findings and selected seven top performing funds with both characteristics combined with lower-than average expense ratios, a lengthy track record, and a well defined strategy. The Fund appeared in that select group.

     Economic growth moderated in the second quarter with Gross Domestic Product rising at an annual rate of 3.0% compared with the robust rate of 4.5% in the previous quarter. However, corporate sector spending rose at a 10% rate offsetting weaker consumer spending. GDP growth in the second half is expected to strengthen based on improving consumer sentiment and the need for businesses to rebuild record low inventories. The world economy is better balanced than at any time in the past ten years. Japan, the world's second largest economy, has experienced a remarkable turnaround. It has grown faster than the U.S. over the past six months, and its 3.2% rate of expansion for the fiscal year ended in March was the best showing the country has managed since 1996. Japan's economy is generating jobs again and consumer spending is stronger than at any time in the past twenty years. Of equal importance is the rise of China and India, since for two decades their economies have been growing twice as fast as the rest of the world. Together, they now account for 18% of the global economy and are driving growth in many other countries. All of this augurs well for foreign trade which in turn benefits the U.S. economy.

     The U.S. stock market has been directionless since February and is little changed since the first of the year. A confluence of factors has been holding the market back including continuing chaos in Iraq and the Middle East, fear of terrorism at home, and uncertainty about the November elections. While these concerns will not soon abate, they may well be offset by continuing signs of a robust economy that is producing employment gains and rising personal income. Corporate earnings, the ultimate determinant of stock prices, are doing remarkably well. Earnings rose 28%, year-over-year, in the first quarter and 26% in the second quarter. The economy surged in the second half of last year so that comparisons will be less favorable going forward. However, earnings should still rise as much as 15% in both the current quarter and the next quarter. The Standard & Poor's 500 Index is currently trading at 17 times estimated earnings for the year which is a modest valuation given the current low inflation, low-interest-rate environment. Therefore, we anticipate a strengthening market in the months ahead.

     In accordance with long established policy, George Mairs retired as President and senior Portfolio Manager of the Fund in June. However, he continues to serve as Chair of Mairs & Power, Inc. the Fund Advisor, as well as remain an active member of its Investment Committee. William Frels was elected President by the Board of Directors and assumed the role of Portfolio Manager.


                                                                William B. Frels
                                                                       President

                                                                 George A. Mairs

PERFORMANCE INFORMATION

[CHART]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FUND,
S & P 500 INDEX, AND THE CONSUMER PRICE INDEX
FROM 12-31-94 TO 06-30-04

GROWTH FUND

          12/31/1994   12/31/1995   12/31/1996   12/31/1997   12/31/1998   12/31/1999   12/31/2000   12/31/2001   12/31/2002
Fund      $   10,000   $   14,932   $   18,874   $   24,282   $   26,557   $   28,459   $   35,995   $   38,325   $   35,212
S & P     $   10,000   $   13,754   $   16,915   $   22,564   $   29,040   $   35,150   $   31,944   $   28,143   $   21,923
CPI       $   10,000   $   10,250   $   10,588   $   10,768   $   10,941   $   11,236   $   11,618   $   11,804   $   12,087

          12/31/2003    6/30/2004
Fund      $   44,482   $   49,064
S & P     $   28,215   $   29,203
CPI       $   12,317   $   12,920

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING JUNE 30, 2004)

                                                1 YEAR  5 YEARS   10 YEARS
  ------------------------------------------------------------------------
  Mairs and Power Growth Fund                    26.1%   10.9%      18.0%

PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. PLEASE NOTE THAT THE ABOVE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FINANCIAL HIGHLIGHTS
(SELECTED PER SHARE DATA AND RATIOS -- FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX
                                 MONTHS
                                  ENDED                                     YEAR ENDED 12/31
                                06/30/04           2003            2002            2001            2000           1999
                               -------------------------------------------------------------------------------------------
                               (UNAUDITED)
PER SHARE (1)
Net asset value,
  beginning of year            $     60.90     $     49.26     $     54.36     $     53.41     $     46.46     $     46.34

Investment operations:
  Net investment income               0.38            0.54            0.45            0.51            0.54            0.43
  Net realized and
    unrealized gains
    (losses) on investments           5.89           12.40           (4.86)           2.95           11.78            2.90
                               -----------     -----------     -----------     -----------     -----------     -----------
TOTAL FROM INVESTMENT
  OPERATIONS                          6.27           12.94           (4.41)           3.46           12.32            3.33

Less distributions:
  Dividends (from net
    investment income)                   -           (0.53)          (0.45)          (0.51)          (0.55)          (0.47)

  Distributions (from
    capital gains)                       -           (0.77)          (0.24)          (2.00)          (4.82)          (2.74)
                               -----------     -----------     -----------     -----------     -----------     -----------
TOTAL DISTRIBUTIONS                      -           (1.30)          (0.69)          (2.51)          (5.37)          (3.21)
                               -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD                $     67.17     $     60.90     $     49.26     $     54.36     $     53.41     $     46.46
                               ===========     ===========     ===========     ===========     ===========     ===========
TOTAL INVESTMENT
  RETURN                              10.3%           26.3%           (8.1)%           6.5%           26.5%            7.2%
                               ===========     ===========     ===========     ===========     ===========     ===========
NET ASSETS, END OF
PERIOD (000'S OMITTED)         $ 1,676,736     $ 1,307,763     $   850,302     $   679,027     $   581,668     $   546,836

RATIOS/SUPPLEMENTAL
DATA:
  Ratio of expenses to
    average net assets                0.36%           0.75%           0.78%           0.76%           0.78%           0.79%

  Ratio of net investment
    income to average net
    assets                            0.62%           1.05%           0.93%           0.97%           1.06%           0.83%

  Portfolio turnover rate             1.65%           2.41%           1.25%           7.91%          15.34%           5.55%

(1) All per share amounts have been adjusted to give effect to a two-for-one stock split which was paid on October 10, 2001.

STATEMENT OF NET ASSETS
JUNE 30, 2004 (UNAUDITED)

 NUMBER OF                                                                   MARKET VALUE
  SHARES                          SECURITY DESCRIPTION                        (NOTE 2a.)
------------   ---------------------------------------------------------   ---------------
COMMON STOCKS 97.8%

               BASIC INDUSTRIES  12.6%
   1,750,000   Bemis Company, Inc.                                         $    49,437,500
   1,870,000   Ecolab, Inc.                                                     59,279,000
   1,590,000   H. B. Fuller                                                     45,156,000
   1,140,000   The Valspar Corporation                                          57,444,600
                                                                           ---------------
                                                                               211,317,100

               CAPITAL GOODS  12.2%
   1,930,000   Donaldson Company, Inc.                                          56,549,000
   1,783,993   Graco Inc.                                                       55,392,983
   1,183,000   MTS Systems Corporation                                          27,741,350
   1,920,000   Pentair, Inc.                                                    64,588,800
                                                                           ---------------
                                                                               204,272,133

               CONSUMER CYCLICAL  8.0%
   1,820,000   Target Corporation                                               77,295,400
     807,600   The Toro Company                                                 56,588,532
                                                                           ---------------
                                                                               133,883,932

               CONSUMER STAPLE  10.2%
   1,220,000   General Mills, Inc.                                              57,986,600
   1,730,000   Hormel Foods                                                     53,803,000
     189,886   Smucker (J. M.) Co.                                               8,717,666
   1,620,000   SUPERVALU, Inc.                                                  49,588,200
                                                                           ---------------
                                                                               170,095,466

               DIVERSIFIED  6.6%
   1,600,000   General Electric Company                                         51,840,000
     656,000   3M Company                                                       59,046,560
                                                                           ---------------
                                                                               110,886,560

 NUMBER OF                                                                   MARKET VALUE
  SHARES                          SECURITY DESCRIPTION                        (NOTE 2a.)
------------   ---------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)

               FINANCIAL  16.2%
     130,000   Associated Banc-Corp.                                       $     3,851,900
   1,250,000   St. Paul Travelers Companies, Inc.                               50,675,000
   1,250,000   TCF Financial Corporation                                        72,562,500
   2,300,000   U.S. Bancorp                                                     63,388,000
   1,420,000   Wells Fargo & Company                                            81,266,600
                                                                           ---------------
                                                                               271,744,000

               HEALTH CARE  19.5%
   1,190,000   Baxter International Inc.                                        41,066,900
   1,010,000   Johnson & Johnson                                                56,257,000
   1,570,000   Medtronic, Inc.                                                  76,490,400
     560,000   Merck & Co.                                                      26,600,000
   1,780,000   Pfizer Inc.                                                      61,018,400
     640,000   St. Jude Medical, Inc. *                                         48,416,000
     410,000   Techne Corp. *                                                   17,814,500
                                                                           ---------------
                                                                               327,663,200

               TECHNOLOGY  11.4%
   2,200,000   ADC Telecommunications Inc. *                                     6,248,000
   2,100,000   Ceridian *                                                       47,250,000
   1,200,000   Corning Inc. *                                                   15,672,000
   1,287,030   eFunds Corp. *                                                   22,523,025
     840,000   Emerson Electric Co.                                             53,382,000
   1,280,000   Honeywell International Inc.                                     46,886,400
                                                                           ---------------
                                                                               191,961,425

               UTILITIES  1.1%
     490,000   Verizon Communications                                           17,733,100
                                                                           ---------------

TOTAL COMMON STOCKS  97.8%
(cost $1,140,647,105)                                                      $ 1,639,556,916

 NUMBER OF                                                                   MARKET VALUE
  SHARES                          SECURITY DESCRIPTION                        (NOTE 2a.)
------------   ---------------------------------------------------------   ---------------
SHORT TERM INVESTMENTS 2.3%
  10,676,129   First American Prime Obligations Fund, Class I              $    10,676,129
  27,700,517   Merrill Lynch Institutional Money Market Fund                    27,700,517
                                                                           ---------------

TOTAL SHORT TERM INVESTMENTS 2.3%
(cost $38,376,646)                                                              38,376,646
                                                                           ---------------

TOTAL INVESTMENTS 100.1%                                                     1,677,933,562
(cost $1,179,023,751)

OTHER ASSETS AND LIABILITIES (NET) (0.1)%                                       (1,197,692)
                                                                           ---------------
               NET ASSETS:
               Capital stock                                                       249,639
               Additional paid-in capital                                    1,159,511,295
               Accumulated undistributed net investment income                   9,767,720
               Accumulated undistributed net realized gain on investment         8,297,405
               Net unrealized appreciation of investments                      498,909,811

TOTAL NET ASSETS  100%
(Net assets equal to $67.17 per share on 24,963,908 shares outstanding)    $ 1,676,735,870
                                                                           ===============

CAPITAL STOCK (par value $.01 a share)
Shares authorized                                                               25,000,000
                                                                           ===============

* Non income producing

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME

Income:
    Dividends                                          $   14,591,806
    Other income                                                  225
                                                       --------------
  TOTAL INCOME                                                          $  14,592,031

Expenses:
    Investment management fees (NOTE 5)                     4,420,999
    Administrative fees (NOTE 5)                              405,436
    Transfer agent fees                                       322,588
    Custodian fees                                            154,358
    Legal and audit fees                                       19,452
    Other fees and expenses                                    18,731
                                                       --------------
  TOTAL EXPENSES                                                            5,341,564
                                                                        -------------
  NET INVESTMENT INCOME                                                     9,250,467

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4)

    Net realized gains on investments sold                  8,534,676
    Unrealized appreciation of investments                129,848,520
                                                       --------------
  NET GAIN ON INVESTMENTS                                                 138,383,196
                                                                        -------------

  INCREASE IN NET ASSETS FROM OPERATIONS                                $ 147,633,663
                                                                        =============

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS
                                                            ENDED 06/30/04       YEAR ENDED
                                                             (UNAUDITED)          12/31/03
                                                           ----------------------------------
OPERATIONS
  Net investment income                                    $     9,250,467    $    10,842,796
  Net realized gains on investments sold                         8,534,676         16,156,556
  Unrealized appreciation of investments                       129,848,520        224,446,201
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                              147,633,663        251,445,553

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                           (11)       (10,700,102)
  From net realized gains                                               (7)       (16,194,253)
                                                           ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (18)       (26,894,355)

CAPITAL STOCK TRANSACTIONS
  Proceeds from shares sold                                    271,183,572        286,487,193
  Reinvestment of distributions from net investment
    income and net realized gains                                    3,188         24,849,409
  Cost of shares redeemed                                      (49,847,666)       (78,426,608)
                                                           ---------------    ---------------
INCREASE IN NET ASSETS FROM CAPITAL STOCK
  TRANSACTIONS                                                 221,339,094        232,909,994
                                                           ---------------    ---------------

TOTAL INCREASE IN NET ASSETS                                   368,972,739        457,461,192
                                                           ---------------    ---------------
NET ASSETS
  Beginning of year                                          1,307,763,131        850,301,939
  End of period (including accumulated undistributed net
    investment income of $9,767,720  and $222,023,
    respectively)
                                                           $ 1,676,735,870    $ 1,307,763,131
                                                           ===============    ===============

CHANGES IN CAPITAL STOCK
  Shares sold                                                    4,277,162          5,263,298
  Shares issued for reinvested distributions                            59            414,833
  Shares redeemed                                                 (786,098)        (1,468,601)
                                                           ---------------    ---------------

NET INCREASE IN SHARES                                           3,491,123          4,209,530
                                                           ===============    ===============

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

Note 1 -- The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, no-load, open-end management investment company. The objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer possibilities for long-term appreciation.

Note 2 -- Significant accounting polices of the Fund are as follows:

            (a) Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of the security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. For securities where quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by procedures established and approved by the adviser, Mairs and Power, Inc. and the Fund's Board of Directors.

            (b) Security transactions are recorded on the date on which securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are reported on an identified cost basis.

            (c) The Fund is a "regulated investment company" as defined in
                Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code applicable to investment companies and to make distributions of income and security gains sufficient to relieve it from all or substantially all excise and income taxes.

            (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Note 3 -- Purchases and sales of investment securities, excluding short-term securities, during the six months ended June 30, 2004 aggregated $258,297,981 and $23,960,555, respectively.

Note 4 -- Net unrealized appreciation on investments for federal income tax purposes aggregated $498,909,811, of which $518,127,183 related to appreciated investment securities and $19,217,372 related to depreciated investment securities. Aggregate cost of investments for federal income tax purposes was $1,179,023,751. There is no difference between the book basis and tax basis (estimated) of dividends paid during the six-month period ended June 30, 2004. For federal income tax purposes, the components of distributable income as of December 31, 2003 were:

          Accumulated undistributed net investment income             $      222,023
          Accumulated undistributed net realized gain on investment           57,977
          Net unrealized appreciation of investments                     369,061,291
                                                                      --------------
                                                                      $  369,341,291

Note 5 -- The investment management fees were paid to Mairs and Power, Inc. pursuant to an advisory agreement approved by the Directors of the Fund. Mairs and Power, Inc. is owned by individuals who are officers of the Fund, including William B. Frels who is the only owner of the investment advisor, who is a director of the Fund. The management fee is computed each month at an annual rate of .60% based on the Fund's average daily net assets. At June 30, 2004, the amount payable by the Fund to Mairs and Power, Inc. was $799,440. As part of the Administration expenses of the Fund, 1) directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended totaling $34,200 as of June 30, 2004 (no compensation was paid to any other director or officer of the Fund), and 2) Mairs and Power, Inc. was paid $42,481 for Administration expenses.

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                                                      PER SHARE
                                                 ---------------------------------------------------
                                                              DISTRIBU-                PERFORMANCE
                                                              TIONS OF    DIVIDENDS       OF AN
                                                              REALIZED    FROM NET        ASSUMED
                  SHARES                         NET ASSET   SECURITIES   INVESTMENT   INVESTMENT OF
    DATES       OUTSTANDING   TOTAL NET ASSETS     VALUE       GAINS        INCOME        $10,000*
-------------   -----------   ----------------   ---------   ----------   ----------   -------------
Dec. 31, 1980     1,681,764   $     14,540,014   $    8.65            -   $     0.28   $      11,611
Dec. 31, 1981     1,723,356   $     13,148,158   $    7.63   $     0.37   $     0.30   $      11,171
Dec. 31, 1982     1,701,884   $     16,784,217   $    9.86   $     0.29   $     0.25   $      15,546
Dec. 31, 1983     1,763,184   $     18,972,177   $   10.76   $     0.35   $     0.24   $      17,996
Dec. 31, 1984     1,744,138   $     17,304,204   $    9.92   $     0.38   $     0.23   $      17,632
Dec. 31, 1985     1,713,476   $     21,553,457   $   12.58   $     0.43   $     0.23   $      23,763
Dec. 31, 1986     1,787,700   $     22,235,453   $   12.44   $     1.37   $     0.20   $      26,505
Dec. 31, 1987     1,828,278   $     19,816,097   $   10.84   $     1.15   $     0.24   $      25,887
Dec. 31, 1988     1,858,078   $     20,630,251   $   11.11   $     0.61   $     0.21   $      28,471
Dec. 31, 1989     1,733,168   $     22,630,081   $   13.06   $     0.92   $     0.22   $      36,462
Dec. 31, 1990     1,734,864   $     22,501,587   $   12.97   $     0.35   $     0.21   $      37,780
Dec. 31, 1991     1,808,046   $     31,440,529   $   17.39   $     0.79   $     0.20   $      53,695
Dec. 31, 1992     1,913,628   $     34,363,306   $   17.96   $     0.58   $     0.20   $      57,905
Dec. 31, 1993     2,012,570   $     39,081,010   $   19.42   $     0.61   $     0.22   $      65,350
Dec. 31, 1994     2,128,038   $     41,889,850   $   19.69   $     0.49   $     0.33   $      69,031
Dec. 31, 1995     2,490,650   $     70,536,880   $   28.32   $     0.76   $     0.28   $     103,075
Dec. 31, 1996     4,322,492   $    150,161,759   $   34.74   $     0.70   $     0.36   $     130,281
Dec. 31, 1997     9,521,030   $    412,590,619   $   43.34   $     0.96   $     0.39   $     167,619
Dec. 31, 1998    12,525,664   $    580,460,523   $   46.34   $     0.68   $     0.36   $     183,323
Dec. 31, 1999    11,771,794   $    546,836,085   $   46.46   $     2.74   $     0.47   $     196,452
Dec. 31, 2000    10,891,038   $    581,668,419   $   53.41   $     4.82   $     0.55   $     248,474
Dec. 31, 2001    12,490,964   $    679,026,689   $   54.36   $     2.00   $     0.51   $     264,563
Dec. 31, 2002    17,263,254   $    850,301,939   $   49.26   $     0.24   $     0.45   $     243,074
Dec. 31, 2003    21,472,784   $  1,307,763,131   $   60.90   $     0.77   $     0.53   $     307,066
Jun. 30, 2004    24,963,908   $  1,676,735,870   $   67.17            -            -   $     338,680

       *ASSUMES THE REINVESTMENT OF ALL INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR A $10,000 INVESTMENT MADE AT THE BEGINNING OF 1980.

   No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

 This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

   THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED JUNE 30, 2004)
                                 ARE AS FOLLOWS:

 1 YEAR:  +26.1%
 5 YEARS: +10.9%
10 YEARS: +18.0%

      THE TOTAL RETURN DATA REPRESENTS PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN
     INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
                                 ORIGINAL COST.

   THE TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
        WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

DIRECTORS AND OFFICERS

Information pertaining to the Directors and Officers of Mairs and Power Growth Fund, Inc. is set forth below. The statement of additional information (SAI) includes additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-304-7404 or can be downloaded from our website at www.mairsandpower.com.

                             POSITION(S)                                                 NUMBER OF
                             HELD  WITH                                                  PORTFOLIOS IN   OTHER
                             FUND AND                                                    FUND COMPLEX    DIRECTORSHIPS
                             LENGTH OF        PRINCIPAL OCCUPATION(S) DURING PAST FIVE   OVERSEEN BY     HELD BY
NAME, (AGE) AND ADDRESS(1)   TIME SERVED(2)   YEARS                                      DIRECTOR        TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                     INTERESTED PRINCIPAL OFFICER WHO IS A DIRECTOR

William B. Frels (64)        President        -   President of the Investment                   2             N/A
                             since June           Adviser (2002 to present).
                             2004,            -   Treasurer of the Investment
                             Director             Adviser (1996 to present).
                             since 1992       -   Vice President of the
                                                  Investment Adviser (1994 to
                                                  2002).

                                  INTERESTED PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

George A. Mairs, III (76)    President        -   Chairman of the Investment                  N/A             N/A
                             1980 - June          Adviser (2002 to present).
                             2004             -   President of the Investment
                                                  Adviser ( 1993 to 2002).

Peter G. Robb (55)           Vice             -   Vice President and Secretary of             N/A             N/A
                             President            the Investment Adviser.
                             since 1994

Jon A. Theobald (58)         Secretary        -   Executive Vice President and                N/A             N/A
                             since 2003           Chief Administrative Officer of
                                                  the Investment Adviser (2002 to
                                                  present).
                                              -   Senior Vice President, U.S. Trust
                                                  Company (2001 - 2002).
                                              -   Executive Vice President,
                                                  Resource Trust Company
                                                  (1996 - 2001).

Lisa J. Hartzell (59)        Treasurer        -   Manager of Mutual Fund                      N/A             N/A
                             since 1996           Services of the Investment
                                                  Adviser.

                             POSITION(S)                                                 NUMBER OF
                             HELD  WITH                                                  PORTFOLIOS IN   OTHER
                             FUND AND                                                    FUND COMPLEX    DIRECTORSHIPS
                             LENGTH OF        PRINCIPAL OCCUPATION(S) DURING PAST FIVE   OVERSEEN BY     HELD BY
NAME, (AGE) AND ADDRESS(1)   TIME SERVED(2)   YEARS                                      DIRECTOR        TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS

Charlton Dietz (73)          Director         -   Retired Senior Vice                           2             N/A
30 Seventh Street East       since 1997           President, Legal Affairs and
Suite 3050                                        General Counsel, 3M Company.
St. Paul, MN  55101

Norbert J. Conzemius (62)    Director         -   Retired Chief Executive                       2             N/A
                             since 2000           Officer, Road Rescue
                                                  Incorporated

Charles M. Osborne (50)      Director         -   Chief Financial Officer (May                  2             N/A
                             since 2001           2004 to present), Fair Isaac
                                                  Corporation.
                                              -   Chief Financial Officer (2000
                                                  to 2004), Vice President
                                                  (2003 to 2004), University of
                                                  Minnesota Foundation.
                                              -   Vice President and General
                                                  Manager, MN (1999), Vice
                                                  President Corporate Human
                                                  Resources, IA (2000), McLeod
                                                  USA/Ovation Communications.

                                   INTERESTED DIRECTOR WHO IS NOT A PRINCIPAL OFFICER

Edward C. Stringer (69)      Director         -   Attorney (2002 - present),                    2             N/A
2200 IDS Center              since 2002           Briggs and Morgan, P.A.
80 South 8th Street                           -   Associate Justice, State of
Minneapolis, MN  55402                            Minnesota Supreme Court
                                                  (1994-2002).

(1) Unless otherwise indicated, the mailing address of each officer and director is: 332 Minnesota Street, Suite W1520, Saint Paul, MN 55101.

(2) Each Director serves until elected at each annual meeting, or until his successor is appointed. Each officer is elected annually.

                        MAIRS AND POWER GROWTH FUND, INC.

                               INVESTMENT ADVISER
                              Mairs and Power, Inc.
                       W1520 First National Bank Building
                              332 Minnesota Street
                           Saint Paul, Minnesota 55101

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                               INDEPENDENT AUDITOR
                               Ernst & Young, LLP
                                   Suite 1400
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402


              FOR ANY SHAREHOLDER ACCOUNT INFORMATION AND INQUIRIES

                               CALL 1-800-304-7404

                                  or write to:

          (REGULAR MAIL ADDRESS)           (OVERNIGHT OR EXPRESS MAIL ADDRESS)
       Mairs and Power Growth Fund             Mairs and Power Growth Fund
   c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
         615 East Michigan Street                       3rd Floor
              P. O. Box 701                      615 East Michigan Street
     Milwaukee, Wisconsin 53201-0701            Milwaukee, Wisconsin 53202

 For Fund literature and information, you can also visit the Fund's web site at:
                              www.mairsandpower.com

                                 MAIRS AND POWER
                                   GROWTH FUND

Item 2.    Code of Ethics.

           Not applicable to semi-annual report.

Item 3.    Audit Committee Financial Expert

           Not applicable to semi-annual report.

Item 4.    Principal Accountant Fees and Services

           Not applicable to semi-annual report.

Item 5.    Audit Committee of Listed Registrant

           Not applicable to registrant.

Item 6.    Schedule of Investments

           Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

           Not applicable to registrant.

Item 8.    Purchases of Equity Securities by Closed-End Management

           Not applicable to registrant.

Item 9.    Submission of Matters to a Vote of Security Holders.

           There has been no material change to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.   Controls and Procedures

           a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time period specified by the SEC's rules and forms.

           b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.   Exhibits

           (a) (1) Code of Ethics

                   Not applicable to semi-annual report.

               (2) Certifications required by Rule 30a-2(a). under the
                   Investment Company Act of 1940.

                   Attached as exhibits 11(a)(2).1 and 11(a)(2).2 to this form.

           (b)     Certifications required by 18 U.S.C. 1350.

                   Attached as exhibit 11(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)            MAIRS AND POWER GROWTH FUND, INC.
            --------------------------------------------------------------------

By (Signature and Title)

*/s/ William B. Frels
--------------------------------------------------------------------------------
     WILLIAM B. FRELS, PRESIDENT


Date September 1, 2004
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ William B. Frels
--------------------------------------------------------------------------------
     WILLIAM B. FRELS, PRESIDENT
     (PRINCIPAL EXECUTIVE OFFICER)


Date September 1, 2004
     ---------------------------------------------------------------------------

By (Signature and Title)

*/s/ Lisa J. Hartzell
--------------------------------------------------------------------------------
     LISA J. HARTZELL, TREASURER
     (PRINCIPAL FINANCIAL OFFICER)


Date September 1, 2004
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.